General and Administrative Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
General and Administrative Expenses
Salaries and benefits	$ 2.7	$ 3.0	$ 7.6	$ 7.6
Professional fees	2.9	5.2	4.9	7.4
Community contributions	0.3	0.1	0.4	0.5
Board of Directors' costs	0.2	0.1	0.3	0.2
Office expenses	0.2	0.2	0.8	0.8
Insurance costs	0.2	0.2	0.4	0.4
Other expenses	1.3	0.8	2.6	2.1
General and administrative expenses	$ 7.8	$ 9.6	$ 17.0	$ 19.0